Results for the Year - Revenue (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue	kr 10,111	kr 5,366	kr 3,025
Janssen
Revenue
Revenue	4,693	4,983	2,390
AbbVie
Revenue
Revenue	4,398
Roche
Revenue
Revenue	305	7
BioNTech
Revenue
Revenue	230	115	83
Novartis (Arzaerra/Ofatumumab)
Revenue
Revenue	212	23	338
Seagen
Revenue
Revenue	201	226	162
Other collaboration partners
Revenue
Revenue	72	12	52
Royalties
Revenue
Revenue	4,741	3,155	1,741
Milestone payments
Revenue
Revenue	431	342	249
License fees
Revenue
Revenue	351	kr 1,869	687
Reimbursement income
Revenue
Revenue	kr 4,588		kr 348